Other current liabilities (Tables)	6 Months Ended
Jun. 30, 2024
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Summary of Other Current Liabilities

	As of December 31, 2023	As of June 30, 2024

	$ in thousands
VAT Payables	-	1,071
Income tax payables		100
Accruals for personnel related expenses	9,368	6,967
Other	852	1,046
Total other current liabilities	10,219	9,184